Chadwick & D'Amato Fund
FUND SUMMARY
Investment Objectives:
The Fund’s primary investment objective is capital appreciation with capital preservation as a secondary objective.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Chadwick & D'Amato Fund Chadwick & D'Amato Fund
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.23%	[1]
Other Expenses	0.32%
Acquired Fund Fees and Expenses	1.17%	[2]
Total Annual Fund Operating Expenses	2.72%
[1]	The Master Distribution and Shareholder Servicing Plan includes a Maximum Authorized rate of 0.25%, but the currently approved rate is 0.23%.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Chadwick & D'Amato Fund | Chadwick & D'Amato Fund | USD ($)	275	844	1,440	3,051

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s primary investment objective by investing primarily in exchange-traded funds (“ETFs”), open-end investment companies (mutual funds) and closed-end funds that each invest primarily in common stocks, fixed income securities including convertible securities, or alternative assets. Collectively, ETFs, mutual funds and closed-end funds are referred to as “Underlying Funds.” The adviser defines alternative assets as Underlying Funds pursuing strategies that are linked to, or deriving their value from, commodities, foreign currencies or employing specialized strategies including merger arbitrage, long/short or managed futures. The Fund will invest without restriction as to capitalization, sector, country, currency, credit quality or maturity. Investments in fixed income securities may include Underlying Funds that invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds.

The Fund’s adviser seeks to achieve the Fund’s secondary investment objective by diversifying investments among asset classes that are not expected to have returns that are highly correlated to each other, or the equity market in general. When the adviser believes equity prices will decline, in general, or certain segments will decline, it will diversify investments among asset classes such as fixed income and cash equivalents that it believes will be risk-mitigating when combined with the Fund’s equity securities.

The adviser uses a proprietary asset allocation model to set long-term ranges for allocation of Fund assets (via Underlying Funds) among common stocks, fixed income securities including convertible securities, alternative assets and cash equivalents. The asset allocation model relies on some or all of the following adviser-generated forecasts and inputs:

• global economic growth rates,

• economic growth rates in major economies,

• industry or sector-specific growth rates within key countries, and

• foreign currency exchange rate forecasts.

Investments are selected, in part, using the adviser’s approach that utilizes leveraged exchange-traded funds. The adviser believes that using leveraged ETFs to fulfill allocation positions will free up assets for investment in other asset classes. For example, if a target allocation to domestic large cap stocks is 25%, a 2x leveraged S&P 500-ETF would only require a 12.5% allocation. The adviser believes this would free up the remaining 12.5% to be invested in other assets such as cash equivalents that, when viewed in total, may produce higher returns than a traditional unlevered 25% investment in domestic large cap stocks. Fixed income investments are selected primarily to generate interest income and to diversify the Fund’s portfolio against equity market risk.

From a top down perspective, the adviser buys and sells securities to maintain asset allocation targets and to manage risk. At a security specific level, the adviser buys investments that it believes are undervalued relative to their growth prospects or represent segments that are undervalued relative to their growth prospects and sells them when it believes they have reached their target price or more attractive investments are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Commodity Risk: Investing in the commodities markets through commodity-linked Underlying Funds will subject the Fund to potentially greater volatility than investments in traditional securities. Commodity prices will be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: There is a risk that issuers will not make payments on fixed income securities held by an Underlying Fund, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of an Underlying Fund security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for an Underlying Fund to sell the security. The Fund may invest, through Underlying Funds, in high yield fixed income securities (also known as “junk” bonds) that are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.

• Fixed Income Risk: The value of the Fund’s investments in fixed income securities, through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by an Underlying Fund. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Convertible securities are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt securities and equity securities. Your investment will decline in value if the value of the Fund’s fixed income investments decrease.

• Foreign Currency Risk: The Fund’s investments in foreign currency linked Underlying Funds will subject the Fund to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Underlying Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: An Underlying Fund’s investments in foreign markets involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Managed Futures Risk: Investing in Underlying Funds that employ a managed futures investment strategy exposes the Fund to management risk, derivatives risk and leverage risk, as well as commodity, interest rate, equity and foreign currency risks depending on the particular strategy used by an Underlying Fund’s manager. An Underlying Fund’s manager’s judgments about the price appreciation of various futures contracts may prove incorrect and result in losses. An Underlying Fund’s use of derivatives (including futures and options on futures) to enhance returns or hedge against market declines is subject to the risk of mispricing or improper valuation, and changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Underlying Fund. Commodity, interest rate, equity and foreign currency futures are subject to unfavorable price movements as well as specific risks described more fully in paragraphs above.

• Management Risk: The adviser’s dependence on its asset allocation model and judgments about the attractiveness, value and potential appreciation of particular asset classes and Underlying Fund securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks affect the value of individual Underlying Funds in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Merger Arbitrage Risk: An Underlying Fund’s investments in companies that are expected to be, or already are, the subject of a publicly announced merger, takeover, tender offer, leveraged buyout, spin-off, liquidation or other corporate reorganization carry the risk that the proposed or expected corporate event may not be completed or may be completed on less favorable terms than originally expected.

• Portfolio Turnover Risk: Transactional and brokerage costs associated with turnover reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. The Fund’s investment strategies involve frequent trading that leads to high portfolio turnover and could generate potentially large amounts of net realized capital gains in a given year. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of the Fund’s net performance.

• Sector Risk: The Fund may focus its investments in securities of a particular sector through Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the entire sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Short Position Risk: When the Fund invests in Underlying Funds that employ a long/short strategy, the Underlying Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on an Underlying Fund’s adviser’s ability to accurately anticipate the future value of a security or instrument.

• Small and Medium Capitalization Stock Risk: The value of Underlying Funds that invest in small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than funds that invest in larger, more established companies or the market averages in general.

• Underlying Funds Risk: ETFs, mutual funds and closed-end funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value. Underlying Funds are subject to specific risks, depending on the nature of the fund. Underlying Funds may also employ leverage such that their returns are more than one times that of their benchmark which will amply losses suffered by the Fund when compared to unleveraged investments.

• Leveraged ETF Risk: Most leveraged ETFs reset daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index for the same period of time.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-610-1671.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	1st Quarter 2012	8.47%
Worst Quarter:	3rd Quarter 2011	(11.44)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2018, was (6.85)%.
Performance Table Average Annual Total Returns (For calendar years ended December 31)
Average Annual Total Returns - Chadwick & D'Amato Fund		Label	One Year	Five Years	Life of Fund		Inception Date
Chadwick & D'Amato Fund		Return before taxes	13.11%	3.94%	5.04%	[1]	Jun. 25, 2010
Chadwick & D'Amato Fund | Return after taxes on distributions			12.09%	3.44%	4.30%
Chadwick & D'Amato Fund | Return after taxes on distributions and sale of Fund shares			8.26%	3.04%	3.79%
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)	[2]		11.93%	6.19%	6.90%
Dow Jones Global Dow Index TR (reflects no deduction for fees, expenses or taxes)	[3]		24.91%	11.56%	10.04%
[1]	The inception date of the Fund is June 25, 2010.
[2]	The S&P Target Risk Moderate Index is comprised of four multi-asset indices, each corresponding to a particular risk level. The asset class mix is determined once per year through a process designed to reflect the overall opportunity of the markets represented, adjusted for specific risk levels. Each index is fully investable, with varying levels of exposure to equities and fixed income through a family of ETFs. The S&P Target Risk Moderate Index is a more appropriate benchmark for the Fund based on the Fund's allocation and bias towards cash, short-term fixed income and equities.
[3]	The Global Dow is a 150-stock index of corporations from around the world. The underlying philosophy of The Global Dow is much like that of the Dow Jones Industrial Average. For example, the index includes companies with a long history of success, and a wide following among investors. Its components, like those of The Dow, are selected by the Averages Committee, which is comprised of the Managing Editor of The Wall Street Journal, the head of Dow Jones Indexes research and the head of CME Group research. While stock selection is not governed by quantitative rules, a stock typically is added only if the company has an excellent reputation, demonstrates sustained growth and is of interest to a large number of investors. Maintaining adequate sector representation within the index is also a consideration in the selection process.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.